Annual Total Returns[BarChart] - Equity Index Fund - Equity Index Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.88%	15.94%	32.02%	13.49%	1.24%	11.80%	21.65%	(4.56%)	31.31%	18.20%